Summary of Significant Accounting Policies (Details 5) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Accounts receivable, net	¥ 508,474	¥ 515,194
Liabilities
Other payables and accrued expenses (Note 9)	254,824	241,894
Income taxes payable	205,189	129,965
Equity
Retained earnings	1,799,989	¥ 1,468,708
Effect of Change Higher/(Lower) [Member]
Assets
Accounts receivable, net	23,166
Liabilities
Other payables and accrued expenses (Note 9)	1,390
Income taxes payable	4,355
Equity
Retained earnings	17,421
Balances without adoption of Topic 606 [Member]
Assets
Accounts receivable, net	485,308
Liabilities
Other payables and accrued expenses (Note 9)	253,434
Income taxes payable	200,834
Equity
Retained earnings	¥ 1,782,568